Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 15,363	$ 16,738
Less: accumulated depreciation	(6,581)	(6,832)
Property plant and equipment net	8,782	9,906
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	960	1,098
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,588	4,602
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,234	10,083
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,581	$ 955